Preferred Stock And Other Capital (Details) (USD $)	12 Months Ended					0 Months Ended	3 Months Ended				0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 First Horizon Preferred Funding III Inc [Member]	Jan. 02, 2011 Fhn [Member]	Jan. 02, 2011 Fixed Rate Cumulative Perpetual Preferred Stock Member [Member] Fhn [Member]	Dec. 31, 2008 Fixed Rate Cumulative Perpetual Preferred Stock Member [Member] Fhn [Member]	Dec. 31, 2013 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Dec. 31, 2012 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Dec. 31, 2011 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Jan. 02, 2013 Class A Preferred Stock [Member] First Horizon Preferred Funding III Inc [Member]	Dec. 31, 2013 Class A Preferred Stock [Member] First Horizon Preferred Lending IV [Member]	Dec. 31, 2000 Preferred Class B [Member] FT Real Estate Securities Company, Inc. [Member]	Dec. 31, 2000 Preferred Class B [Member] Noncontrolling Interest [Member]	Jan. 31, 2013 Series A Preferred Stock [Member] Fhn [Member]	Dec. 31, 2005 Noncumulative Preferred Stock [Member] First Tennessee Bank National Association [Member]
Preferred Units Line Items
Preferred shares issued	1,000	0													1,000
Warrant issued to purchase common shares					14,842,321
Warrant adjustment due to stock dividend to cover common shares per share					$ 8.757
Common stock warrant repurchased-CPP			$ 79,700,000
Stock dividend distributed through date						January 1, 2011
Percentage of cumulative preferred stock													9.50%		6.20%
Liquidation preference per share													$ 1,000,000			$ 1,000
Noncontrolling interest, subsidiary preferred stock	300,000	300,000	300,000	300,000				294,800,000	294,800,000	294,800,000
Stock Issued During Period Shares New Issues							866,540						50	47		300,000
Debt instrument maturity date													Mar. 31, 2031
Stock Issued During Period Value New Issues											100,000
Proceeds from issuance of preferred stock	95,624,000	0	0												96,000,000
Value of depositary share															0.025%
Preferred stock dividends, variable rate basis, three month LIBOR																three month LIBOR
Declared And Accrued Preferred Stock Basis Spread on Variable Rate																0.85%
Declared And Accrued Preferred Stock Dividend Fixed Rate																3.75%
Acquired noncontrolling interest	174,000											200,000
Aggregate liquidation preference	$ 100,000	$ 0													$ 100,000,000